Employee Compensation	3 Months Ended
Jan. 31, 2026
Disclosure of Employee Compensation [Abstract]
Employee Compensation
Note 9: Employee Compensation
Stock Options
During the three months ended January 31, 2026, we granted a total of 764,400 stock options (716,633 stock options during the three months ended January 31, 2025) with a weighted-average fair value of $32.09 per option ($18.46 per option for the three months ended January 31, 2025).

To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the three months ended	January 31, 2026	January 31, 2025
Expected dividend yield	2.5% - 2.6%	3.6%
Expected share price volatility	18.5% - 18.6%	16.7%
Risk-free rate of return	3.0%	2.8%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	181.30	141.00
Changes to the input assumptions can result in different fair value estimates.
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension plans		Other employee future benefit plans
For the three months ended	January 31, 2026	January 31, 2025	January 31, 2026	January 31, 2025
Current service cost	$44	$44	$2	$2
Net interest (income) expense (1)	(14)	(12)	8	9
Impact of plan amendments	–	(19)	–	–
Administrative expenses	2	5	–	–
Benefits expense	32	18	10	11
Government pension plans expense (2)	112	101	–	–
Defined contribution expense	116	109	–	–
Total pension and other employee future benefit expenses
recognized in our Consolidated Statement of Income	$260	$228	$10	$11
(1) Net interest (income) expense is increased by $nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended January 31, 2026 ($nil million for pension benefit plans and $nil million for other employee future benefit plans for the three months ended January 31, 2025) as a result of assets written down through other comprehensive income due to the asset ceiling.
(2) Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.